Net Profit/(Loss) Per Share (Details) - Schedule of Basic and Diluted Loss Per Share - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2023	Mar. 31, 2022
Schedule Of Basic And Diluted Loss Per Share Abstract
Net Profit/(loss) available for common shareholders (A)	$ 14,425,439	$ (8,712,700)	$ (26,757,978)	$ (32,173,920)	$ (62,032,076)	$ (31,045,152)
Weighted average outstanding shares of common stock (B)	3,195,381	482,681	1,390,202	482,681	482,681	478,529
Common stock and common stock equivalents (C)	3,195,381	482,681	1,390,202	482,681	482,681	478,529
Profit/(Loss) per share
Basic (A/B)	$ 4.51	$ (18.05)	$ (19.25)	$ (66.66)	$ (128.52)	$ (64.88)
Diluted (A/C)	$ 0.9	$ (18.05)	$ (19.25)	$ (66.66)	$ (128.52)	$ (64.88)